Organization and Business (Details) (USD $)				0 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Nov. 07, 2013 Definitive Agreement [Member]
Organization and Business (Textual)
Equity method investment, ownership percentage				90.00%
Number of common stock issuable to the equity holders of Dandrit in exchange				6,000,000
Number of common stock agreed to cancel				4,400,000
Filings fees and expenses				$ 8,000
Number of additional shares of common stock				1,440,000
Common Stock, Shares, Issued	5,000,000	5,000,000	5,000,000	8,040,000
Common Stock, Shares, Outstanding	5,000,000	5,000,000	5,000,000	8,040,000